UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07326
                                                    -----------

                          Gabelli Investor Funds, Inc.
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
              ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           ---------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                              THE GABELLI ABC FUND

                              FIRST QUARTER REPORT
                                 MARCH 31, 2007


TO OUR SHAREHOLDERS,

      During the first quarter of 2007, the Gabelli ABC Fund (the "Fund") rose 2.10%, while the Standard & Poor's ("S&P") 500 Index appreciated by 0.64% and the Lipper U.S. Treasury Money Market Average was up 1.09%.

      Enclosed is the investment portfolio as of March 31, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------



                AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2007 (A)
                -------------------------------------------------

                                                                                                             Since
                                                                                                           Inception
                                                       Quarter   1 Year     3 Year     5 Year    10 Year   (5/14/93)
                                                       -------   ------     ------     ------    -------   ---------
  GABELLI ABC FUND.................................    2.10%      9.54%      6.77%     5.22%     7.29%       7.71%
  S&P 500 Index....................................    0.64      11.82      10.05      6.26      8.20       10.85
  Lipper U.S. Treasury Money Market Average........    1.09       4.37       2.67      1.86      3.13        3.47(b)

 THE CURRENT EXPENSE RATIO FOR THE FUND IS 0.64%. THERE IS NO SALES CHARGE FOR THIS FUND.
 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN EXPENSES OF THE FUND HAD NOT BEEN WAIVED OR REIMBURSED FROM APRIL 1, 2002 THROUGH MARCH 31, 2007. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND
     SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER U.S.
     TREASURY MONEY MARKET AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
 (b) FROM APRIL 30, 1993, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

              COMMON STOCKS -- 98.9%
              AGRICULTURE -- 1.5%
       15,000 Agricore United................  $    214,379
       72,000 Delta & Pine Land Co...........     2,966,400
                                               ------------
                                                  3,180,779
                                               ------------
              AUTOMOTIVE -- 3.7%
      280,000 ADESA Inc......................     7,736,400
                                               ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.3%
        1,000 Bandag Inc.....................        50,690
       45,000 Bandag Inc., Cl. A.............     2,272,050
       21,000 BERU AG........................     2,468,641
       30,000 Dana Corp.+....................        26,250
        5,000 Federal-Mogul Corp.+...........         3,850
        1,000 Lear Corp.+....................        36,510
        1,000 Scania AB, Cl. A...............        80,340
                                               ------------
                                                  4,938,331
                                               ------------
              AVIATION: PARTS AND SERVICES -- 0.1%
          500 K&F Industries Holdings Inc.+..        13,465
        7,000 Kaman Corp.....................       163,170
       50,000 The Fairchild Corp., Cl. A+....       101,000
                                               ------------
                                                    277,635
                                               ------------
              BROADCASTING -- 3.3%
      185,000 Clear Channel Communications
                Inc. ........................     6,482,400
        9,000 Cogeco Inc.....................       294,283
       10,000 Crown Media Holdings Inc.,
                Cl. A+ ......................        53,300
        6,000 Emmis Communications Corp.,
                Cl. A .......................        50,640
          500 Liberty Media Corp. - Capital,
                Cl. A+ ......................        55,295
          500 Salem Communications Corp.,
                Cl. A .......................         6,250
                                               ------------
                                                  6,942,168
                                               ------------
              BUSINESS SERVICES -- 2.2%
        1,000 AMICAS Inc.+...................         2,840
        3,000 Catalina Marketing Corp........        94,740
      120,000 Educate Inc.+..................       919,200
       35,000 Laureate Education Inc.+.......     2,063,950
        5,000 Paxar Corp.+...................       143,500
       10,000 PHH Corp.+.....................       305,600
        7,000 TNS Inc.+......................       112,630
       20,000 Vertrue Inc.+..................       962,200
                                               ------------
                                                  4,604,660
                                               ------------
              CABLE AND SATELLITE -- 2.7%
      185,000 Cablevision Systems Corp.,
                Cl. A+ ......................     5,629,550
        5,000 Moscow CableCom Corp.+.........        63,250
                                               ------------
                                                  5,692,800
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 11.4%
          200 Affiliated Computer Services Inc.,
                Cl. A+.......................        11,776
      200,000 Altiris Inc.+..................     6,582,000
      170,000 Hyperion Solutions Corp.+......     8,811,100

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

       10,000 John H. Harland Co.............  $    512,300
        1,000 Keane Inc.+....................        13,580
        4,000 Kronos Inc.+...................       214,000
      300,000 Mapinfo Corp.+.................     6,039,000
        9,000 NetRatings Inc.+...............       187,200
    1,215,000 StorageNetworks Inc. Escrow+ (a)       36,450
        2,000 Traffic.com Inc.+..............        15,100
       30,000 WebEx Communications Inc.+.....     1,705,800
                                               ------------
                                                 24,128,306
                                               ------------
              CONSUMER PRODUCTS -- 0.5%
        1,000 Altadis SA.....................        64,214
        9,000 Gallaher Group plc, ADR........       803,250
        3,000 Herbalife Ltd.+................       117,570
       55,000 Levcor International Inc.+.....        22,000
       50,000 Revlon Inc., Cl. A+............        53,500
                                                 ----------
                                                  1,060,534
                                                 ----------
              CONSUMER SERVICES -- 0.4%
        1,000 IAC/InterActiveCorp+...........        37,710
        2,500 Liberty Media Corp. -
                Interactive, Cl. A+ .........        59,550
       25,000 Sabre Holdings Corp., Cl. A....       818,750
          600 TradeDoubler AB+...............        16,154
                                               ------------
                                                    932,164
                                               ------------
              DIVERSIFIED INDUSTRIAL -- 1.0%
        3,500 Ampco-Pittsburgh Corp..........       101,115
       30,000 Bairnco Corp...................       403,500
        1,000 Florida Rock Industries Inc....        67,290
        2,500 Hexagon AB, Cl. B..............       101,499
        6,000 Katy Industries Inc.+..........        13,200
        2,500 Rinker Group Ltd., ADR.........       182,000
          700 SIG Holding AG+................       250,010
          200 St. Lawrence Cement Group Inc.,
                Cl. A .......................         6,930
       24,000 TB Wood's Corp.................       591,120
       50,000 WHX Corp.+.....................       425,000
                                               ------------
                                                  2,141,664
                                               ------------
              ELECTRONICS -- 1.2%
       50,000 Alliance Semiconductor Corp.+..       225,500
       29,000 Excel Technology Inc.+.........       792,570
       45,000 MoSys Inc.+....................       378,000
        1,140 Safran SA......................        27,823
      185,000 Toshiba Ceramics Co. Ltd.......       932,536
        3,325 Trans-Lux Corp.................        24,439
        8,940 Trimble Navigation Ltd.+.......       239,949
                                               ------------
                                                  2,620,817
                                               ------------
              ENERGY AND UTILITIES -- 17.1%
        1,000 Anadarko Petroleum Corp........        42,980
       45,000 Cascade Natural Gas Corp.......     1,185,750
       12,000 Duquesne Light Holdings Inc....       237,480
       30,000 Giant Industries Inc.+.........     2,269,500

               See accompanying notes to schedule of investments.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================
                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
       13,000 Green Mountain Power Corp......  $    453,310
        1,000 Helix Energy Solutions Group
              Inc.+ .........................        37,290
       40,000 Houston Exploration Co.+.......     2,158,000
       60,000 Hydril Co.+....................     5,774,400
        2,887 Integrys Energy Group Inc......       160,257
       40,000 KeySpan Corp...................     1,646,000
      105,000 Kinder Morgan Inc..............    11,177,250
        5,000 Lone Star Technologies Inc.+...       330,150
       10,000 Mirant Corp.+..................       404,600
      250,000 Mirant Corp. Escrow+ (a).......             0
        1,000 Niko Resources Ltd.............        72,707
        6,000 Northeast Utilities............       196,620
       30,000 NorthWestern Corp..............     1,062,900
       10,000 Oesterreichische
                Elektrizitaetswirtschafts
                AG, Cl. A....................       448,309
          715 PetroHawk Energy Corp.+........         9,417
       25,000 Progress Energy Inc., CVO+.....         8,000
       10,000 Queensland Gas Co. Ltd.+.......        12,379
        1,000 REpower Systems AG+............       203,048
       30,000 SEMCO Energy Inc.+.............       228,600
       15,000 Stone Energy Corp.+............       445,350
       44,000 Suez SA, Strips+...............           588
       15,000 Techem AG......................     1,105,078
      100,000 TXU Corp.......................     6,410,000
                                               ------------
                                                 36,079,963
                                               ------------
              ENTERTAINMENT -- 0.5%
        1,001 Chestnut Hill Ventures+ (a)....        28,448
        1,000 Discovery Holding Co., Cl. A+..        19,130
      105,300 ION Media Networks Inc.+.......       140,049
       50,000 Sunterra Corp.+................       785,000
                                               ------------
                                                    972,627
                                               ------------
              ENVIRONMENTAL SERVICES -- 0.0%
        1,000 Synagro Techonologies Inc......         5,700
                                               ------------
              EQUIPMENT AND SUPPLIES -- 0.7%
       25,000 Baldwin Technology Co. Inc.,
                Cl. A+ ......................       125,000
      200,000 Enodis plc.....................       809,768
        4,000 HeidelbergCement AG............       590,444
                                               ------------
                                                  1,525,212
                                               ------------
              FINANCIAL SERVICES -- 6.1%
       10,000 Argonaut Group Inc.+...........       323,600
       20,000 Bristol West Holdings Inc......       443,400
        2,000 Compass Bancshares Inc.........       137,600
       15,000 Fifth Third Bancorp............       580,350
        1,000 First Data Corp................        26,900
        4,000 First Republic Bank............       214,800
        5,000 Franklin Bank Corp.+...........        89,350

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

        4,000 H&R Block Inc..................  $     84,160
       65,000 Hub International Ltd..........     2,709,200
        2,000 Investors Financial
                Services Corp. ..............       116,300
        3,000 Leucadia National Corp.........        88,260
        1,000 Mid-State Bancshares...........        36,690
        5,018 NewAlliance Bancshares Inc.....        81,342
          418 PNC Financial Services
                Group Inc. ..................        30,083
        2,000 Provident New York Bancorp.....        28,300
      220,000 TD Banknorth Inc...............     7,075,200
       50,000 USI Holdings Corp.+............       842,500
                                               ------------
                                                 12,908,035
                                               ------------
              FOOD AND BEVERAGE -- 2.0%
        1,500 Dean Foods Co.+................        70,110
       50,000 Denny's Corp.+.................       245,000
          500 Genesee Corp., Cl. A+..........         1,113
       12,200 Genesee Corp., Cl. B+..........        29,646
      142,100 Grupo Continental SA...........       307,031
       15,600 Nissin Food Products Co. Ltd...       571,894
        4,000 OSI Restaurant Partners Inc....       158,000
        3,000 Pernod-Ricard SA...............       608,424
        1,000 Premium Standard Farms Inc.....        21,040
        1,700 Quilmes Industrial SA, ADR.....       125,698
        7,000 Remy Cointreau SA..............       472,408
        1,000 Sara Lee Corp..................        16,920
       90,000 Wild Oats Markets Inc.+........     1,638,000
                                               ------------
                                                  4,265,284
                                               ------------
              HEALTH CARE -- 13.8%
        1,000 Advanced Medical Optics Inc.+..        37,200
          234 Allergan Inc...................        25,932
       30,000 Biomet Inc.....................     1,274,700
       13,000 Biosite Inc.+..................     1,091,610
        8,600 I-Flow Corp.+..................       126,764
       50,000 IMS Health Inc.................     1,483,000
      290,000 IntraLase Corp.+...............     7,244,200
        2,000 Lifecore Biomedical Inc.+......        37,540
      150,000 New River Pharmaceuticals Inc.+     9,544,500
       45,000 Sierra Health Services Inc.+...     1,852,650
      100,000 Tanox Inc.+....................     1,876,000
       20,000 Triad Hospitals Inc.+..........     1,045,000
        1,747 UCB SA.........................       101,703
      110,000 United Surgical Partners
                International Inc.+ .........     3,389,100
                                               ------------
                                                 29,129,899
                                               ------------
              HOTELS AND GAMING -- 4.1%
       65,000 Four Seasons Hotels Inc........     5,219,500
       30,000 Harrah's Entertainment Inc.....     2,533,500
        1,800 Las Vegas Sands Corp.+.........       155,898
       10,000 Station Casinos Inc............       865,700
                                               ------------
                                                  8,774,598
                                               ------------

               See accompanying notes to schedule of investments.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

              COMMON STOCKS (CONTINUED)
              METALS AND MINING -- 1.8%
        3,000 Alcan Inc......................  $    156,600
        7,000 Barrick Gold Corp..............       199,850
       10,000 Gold Fields Ltd., ADR..........       184,800
        4,000 NovaGold Resources Inc.+.......        67,800
       64,000 Novelis Inc., New York.........     2,823,040
        6,000 Novelis Inc., Toronto..........       264,634
       10,000 Royal Oak Mines Inc.+..........             0
        5,000 SXR Uranium One Inc.+..........        68,948
        5,000 UrAsia Energy Ltd.+............        30,446
                                               ------------
                                                  3,796,118
                                               ------------
              PUBLISHING -- 1.3%
       25,000 Dow Jones & Co. Inc............       861,750
          500 Idearc Inc.....................        17,550
       20,000 PagesJaunes Groupe SA..........       436,554
       42,000 Tribune Co.....................     1,348,620
                                               ------------
                                                  2,664,474
                                               ------------
              REAL ESTATE -- 6.3%
        1,055 Case Pomeroy & Co. Inc.,
                Cl. A (a) ...................     1,957,025
       70,900 Griffin Land & Nurseries Inc.+.     2,516,950
          316 HomeFed Corp.+.................        19,434
      300,000 Realogy Corp.+.................     8,883,000
                                               ------------
                                                 13,376,409
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 3.7%
        9,012 Kimco Realty Corp..............       439,245
      100,000 Longview Fibre Co..............     2,463,000
      132,200 New Plan Excel Realty Trust....     4,366,566
        1,000 Sunrise Senior Living Real
                Estate Investment Trust......        14,586
       30,000 Winston Hotels Inc.............       450,900
                                               ------------
                                                  7,734,297
                                               ------------
              RESTAURANTS -- 0.0%
        1,000 Smith & Wollensky Restaurant
                Group Inc.+ .................         9,980
                                               ------------
              RETAIL -- 1.5%
        1,000 Claire's Stores Inc............        32,120
      105,000 Dollar General Corp............     2,220,750
       35,000 Pier 1 Imports Inc.............       241,850
        1,000 Saks Inc.......................        20,840
       12,500 Smart & Final Inc.+............       272,125
       10,000 SUPERVALU Inc..................       390,700
                                               ------------
                                                  3,178,385
                                               ------------
              SPECIALTY CHEMICALS -- 5.3%
      300,000 Lesco Inc.+....................     4,338,000
      200,000 MacDermid Inc..................     6,974,000
                                               ------------
                                                 11,312,000
                                               ------------

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

             TELECOMMUNICATIONS -- 2.4%
        1,000 Aeroflex Inc.+.................  $     13,150
        1,000 Applied Innovation Inc.+.......         3,360
       30,000 Asia Satellite Telecommunications
               Holdings Ltd., ADR............       683,700
       15,000 Corning Inc.+..................       341,100
          200 Fastweb+.......................        12,773
      240,000 Portugal Telecom SGPS SA.......     3,215,646
        6,000 Portugal Telecom SGPS SA, ADR..        80,640
          500 SafeNet Inc.+..................        14,150
       25,000 Tandberg Television ASA+.......       435,977
        3,000 Telegroup Inc.+................             1
        8,000 Verizon Communications Inc.....       303,360
                                               ------------
                                                  5,103,857
                                               ------------
              TRANSPORTATION -- 1.6%
          500 EGL Inc.+......................        19,815
       60,000 Laidlaw International Inc......     2,076,000
       40,000 Swift Transportation Co. Inc.+.     1,246,400
                                                 ----------
                                                  3,342,215
                                                 ----------
              WIRELESS COMMUNICATIONS -- 0.4%
          500 American Tower Corp., Cl. A+...        19,475
       14,000 Metricom Inc.+.................            18
       10,000 United States Cellular Corp.+..       734,500
       50,000 Winstar Communications Inc.+ (a)           50
                                               ------------
                                                    754,043
                                               ------------
              TOTAL COMMON STOCKS............   209,189,354
                                               ------------
              PREFERRED  STOCKS  -- 0.0%
              COMMUNICATIONS  EQUIPMENT  -- 0.0%
              RSL Communications Ltd.,
        2,000   7.500% Cv. Pfd., Ser. A+ (a)(b)           0
        1,000   7.500% Cv. Pfd.+ (a)(b)(d)...             0
                                               ------------
                                                          0
                                               ------------
              HOME FURNISHINGS -- 0.0%
        8,000 O'Sullivan Industries Holdings Inc.,
                12.000% Pfd.+................             0
                                               ------------
              TOTAL PREFERRED STOCKS.........             0
                                               ------------
     PRINCIPAL
      AMOUNT
      ------
              CORPORATE BONDS -- 0.1%
              BUSINESS SERVICES -- 0.1%
    $ 482,585 GP Strategies Corp., Sub. Deb.,
                6.000%, 08/14/08 (a)(c)......       324,829
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
      100,000 Exodus Communications Inc.,
                Sub. Deb. Cv.,
                5.250%, 02/15/08+ (a)(b).....             0
                                               ------------

               See accompanying notes to schedule of investments.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

     PRINCIPAL                                      MARKET
      AMOUNT                                        VALUE
     ----------                                     ------

              CORPORATE BONDS (CONTINUED)
              CONSUMER PRODUCTS -- 0.0%
   $3,600,000 Pillowtex Corp., Sub. Deb. Cv.,
                6.000%, 12/15/07 (a).........  $          0
                                               ------------
              RETAIL -- 0.0%
      200,000 RDM Sports Group Inc., Sub. Deb.,
                8.000%, 08/15/07+ (a)(b).....         4,000
                                               ------------
              TRANSPORTATION -- 0.0%
      850,000 Builders Transport Inc.,
                Sub. Deb. Cv.,
                6.500%, 05/01/11+ (a)(b).....             0
                                               ------------
              TOTAL CORPORATE BONDS..........       328,829
                                               ------------

      SHARES
      ------
              WARRANTS -- 0.1%
              CONSUMER PRODUCTS -- 0.0%
       10,396 Pillowtex Corp.,
                expire 11/24/09+ (a) ........             1
                                               ------------
              DIVERSIFIED INDUSTRIAL -- 0.1%
      284,777 National Patent Development Corp.,
                expire 08/14/08+ (a)(c)......       175,786
        6,533 WHX Corp., expire 02/28/08+....         2,450
                                               ------------
                                                    178,236
                                               ------------
              TOTAL WARRANTS.................       178,237
                                               ------------
              RIGHTS -- 0.0%
              ENERGY AND UTILITIES -- 0.0%
        1,000 REpower Systems AG,
               expire 04/10/07 Rights........         2,234
                                               ------------
     PRINCIPAL
      AMOUNT
      ------
              U.S.  GOVERNMENT  OBLIGATIONS  -- 0.9%
   $1,884,000 U.S.  Treasury Bills,
                5.037% to 5.183%++,
                04/16/07 to 06/07/07.........     1,878,060
                                               ------------
              TOTAL INVESTMENTS -- 100.0%
               (Cost $206,465,942)...........  $211,576,714
                                               ============
----------------
              Aggregate book cost............  $206,465,942
                                               ============
              Gross unrealized appreciation..  $  7,927,152
              Gross unrealized depreciation..    (2,816,380)
                                               ------------
              Net unrealized appreciation
                (depreciation) ..............  $  5,110,772
                                               ============

----------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2007, the market value of fair valued securities amounted to $2,526,589 or 1.19% of total investments.
 (b) Security in default.
 (c) At March 31, 2007, the Fund held investments in restricted and illiquid securities amounting to $500,615 or 0.24% of total investments, which were valued under methods approved by the Board as follows:

ACQUISITION                                                       03/31/07
  SHARES/                                                         CARRYING
 PRINCIPAL                             ACQUISITION   ACQUISITION   VALUE
  AMOUNT   ISSUER                         DATE          COST      PER UNIT
 --------  ------                      -----------   -----------  --------
  284,777  National Patent
             Development Corp.
             warrants expire 08/14/08....11/24/04      $  0.00    $ 0.6173
 $482,585  GP Strategies Corp.,
             Sub. Deb.,
             6.000%, 08/14/08............08/08/03      382,866     67.3102

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the market value of the Rule 144A security amounted to $0 or 0.00% of total investments.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 CVO Contingent Value Obligation





                                         % OF
                                        MARKET        MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE         VALUE
--------------------------               -----         -----
North America....................        93.4%    $197,645,466
Europe...........................         5.5       11,657,974
Japan............................         0.7        1,504,430
Latin America....................         0.2          307,031
Asia/Pacific.....................         0.1          277,013
South Africa.....................         0.1          184,800
                                        -----     ------------
                                        100.0%    $211,576,714
                                        =====     ============





               See accompanying notes to schedule of investments.

THE GABELLI ABC FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================
SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                              THE GABELLI ABC FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.



                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                           Mary E. Hauck
CHAIRMAN AND CHIEF                              FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER                               GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.                           MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                             Werner J. Roeder, MD
ATTORNEY-AT-LAW                                 MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                       LAWRENCE HOSPITAL

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN ENERGY CORP.



                                    OFFICERS

Bruce N. Alpert                                James E. McKee
PRESIDENT                                      SECRETARY

Agnes Mullady                                  Peter D. Goldstein
TREASURER                                      CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB408Q107SR



                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH


                                            THE
                                            GABELLI
                                            ABC
                                            FUND


                                                            FIRST QUARTER REPORT
                                                                  MARCH 31, 2007

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Investor Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 22, 2007
    ----------------------------------------------------------------------------





* Print the name and title of each signing officer under his or her signature.